Cover	May 12, 2022
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	May 12, 2022
Entity Registrant Name	Adverum Biotechnologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36579
Entity Tax Identification Number	20-5258327
Entity Address, Address Line One	100 Cardinal Way
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	656-9323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ADVM
Entity Central Index Key	0001501756
Entity Emerging Growth Company	false
Amendment Flag	false
Security Exchange Name	NASDAQ
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	800 Saginaw Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063